Note 6 Expected loss variation as of June (Details)	Jun. 30, 2022 [1]
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	2.58%
GDP over100 bp	(2.35%)
Bbva group [Member] | Retail [Member]
Basic point [Line Items]
GDP -100 bp	2.46%
GDP over100 bp	(2.24%)
Bbva group [Member] | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	1.89%
GDP over100 bp	(1.64%)
Bbva group [Member] | Wholesaler [Member]
Basic point [Line Items]
GDP -100 bp	3.33%
GDP over100 bp	(2.98%)
Bbva group [Member] | Fixed income [Member]
Basic point [Line Items]
GDP -100 bp	1.35%
GDP over100 bp	(1.43%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	2.82%
GDP over100 bp	(2.53%)
SPAIN | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	1.96%
GDP over100 bp	(1.70%)
Housing price -100 bp	3.37%
Housing price over100 bp	(3.34%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	4.12%
GDP over100 bp	(3.65%)
Housing price -100 bp	0.28%
Housing price over100 bp	(0.28%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	3.14%
GDP over100 bp	(2.97%)
MEXICO | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	1.83%
GDP over100 bp	(1.69%)
Housing price -100 bp	1.96%
Housing price over100 bp	(1.83%)
MEXICO | Cards [Member]
Basic point [Line Items]
GDP -100 bp	4.65%
GDP over100 bp	(4.40%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	2.37%
GDP over100 bp	(1.94%)
TURKEY | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	2.36%
GDP over100 bp	(2.05%)
TURKEY | Cards [Member]
Basic point [Line Items]
GDP -100 bp	2.47%
GDP over100 bp	(1.88%)

[1]	(*) Last available data as of May 31, 2022.